Prepayments, Deposits And Other Receivables	12 Months Ended
Dec. 31, 2021
Prepayments, Deposits And Other Receivables [Abstract]
Prepayments, Deposits And Other Receivables
12.	PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES

	As of December 31,
	2020	2021
	HK$	HK$
Prepayments	23,221,564	20,720,272
Deposits	559,933	516,399
Other receivables	1,090,894	679,711

	24,872,391	21,916,382

Deposits and other receivables mainly represent deposits with the Hong Kong Stock Exchange. Where applicable, an impairment analysis is performed at each reporting date by considering the probability of default of comparable companies with published credit ratings.
As of December 31, 2020 and 2021, the probability of default applied ranged from 0.09% to 0.44% and the loss given default was estimated to be 45%. The recoverability was assessed with reference to the credit status of the debtors, and the expected credit loss as of December 31, 2020 and 2021 is considered to be minimal.
None of the above assets is either past due or credit-impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default.